Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs
Production costs - raw, ancillary and consumable materials and goods	€ 58,170	€ 85,139	€ 41,174
Production costs - services	11,512	10,303	10,646
Lease expense and other	1,432	2,301	1,233
Net provisions for contingencies	1,369	2,985	707
Other expenses	1,746	2,069	1,983
Purchase, services and other charges gross	74,229	102,797	55,743
capitalized direct costs associated with self-constructed assets - tangible assets	(367)	(246)	(185)
capitalized direct costs associated with self-constructed assets - intangible assets	(26)	(22)	(9)
Purchases, services and other	€ 73,836	€ 102,529	€ 55,549